Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Reserve for Own Shares [Member]	Fair Value Reserves [Member]	Accumulated Deficit [Member]	Share Based Payment Reserve [Member]	Foreign Currency Translation Reserve [Member]	Total [Member]	Non-Controlling Interests [Member]
Beginning balance at Mar. 31, 2015	$ 157,854	$ 21	$ 242,662	$ (438)	$ 1,009	$ (100,181)	$ 28,612	$ (14,427)	$ 157,258	$ 596
Total comprehensive income (loss) for the year
Loss for the year	(88,542)					(88,518)			(88,518)	(24)
Other comprehensive income (loss)
Foreign currency translation differences	(565)							(550)	(550)	(15)
Net change in fair value of available-for-sale financial assets	752				752				752
Remeasurement of defined benefit (asset) liability	(149)					(149)			(149)
Other comprehensive income (loss) for the year, net of tax	38				752	(149)		(550)	53	(15)
Total comprehensive loss for the year	(88,504)				752	(88,667)		(550)	(88,465)	(39)
Contributions by owners
Share-based payment	13,740						13,740		13,740
Issue of ordinary shares on exercise of share based awards	14		4,425				(4,411)		14
Transfer to accumulated deficit on expiry of share based awards						38	(38)
Own shares acquired	(11,093)			(11,093)					(11,093)
Re-issue of own shares to settle the financial Liability	5,598		1,645	3,953					5,598
Total contributions by owners	8,259		6,070	(7,140)		38	9,291		8,259
Changes in ownership interests in subsidiaries that do not result in a loss of control
Acquisition of non-controlling interest without a change in control						593		(36)	557	(557)
Total changes in ownership interests in Subsidiaries						593		(36)	557	(557)
Total transactions with owners	8,259		6,070	(7,140)		631	9,291	(36)	8,816	(557)
Ending balance at Mar. 31, 2016	77,609	21	248,732	(7,578)	1,761	(188,217)	37,903	(15,013)	77,609
Total comprehensive income (loss) for the year
Loss for the year	(110,303)					(110,168)			(110,168)	(135)
Other comprehensive income (loss)
Foreign currency translation differences	48,618							48,614	48,614	4
Net change in fair value of available-for-sale financial assets	(809)				(809)				(809)
Remeasurement of defined benefit (asset) liability	(266)					(266)			(266)
Other comprehensive income (loss) for the year, net of tax	47,543				(809)	(266)		48,614	47,539	4
Total comprehensive loss for the year	(62,760)				(809)	(110,434)		48,614	(62,629)	(131)
Contributions by owners
Share-based payment	26,849						26,674		26,674	175
Issue of ordinary shares on exercise of share based awards	171	1	18,275				(18,105)		171
Transfer to accumulated deficit on expiry of share based awards						70	(70)
Own shares acquired	(2,050)			(2,050)					(2,050)
Total contributions by owners	1,389,996	25	1,358,641	7,578		70	23,507		1,389,821	175
Re-issue of own shares upon conversion of convertible notes (refer note 26 and 28)	10,627		999	9,628					10,627
Shares issued upon conversion of convertible notes (refer note 26 and 28)	148,106	5	148,101						148,106
Business combination (refer note 7(a))	1,206,293	19	1,191,266				15,008		1,206,293
Changes in ownership interests in subsidiaries that do not result in a loss of control
Acquisition of non-controlling interest without a change in control	617									617
Total changes in ownership interests in Subsidiaries	617									617
Total transactions with owners	1,390,613	25	1,358,641	$ 7,578		70	23,507		1,389,821	792
Ending balance at Mar. 31, 2017	1,405,462	46	1,607,373		952	(298,581)	61,410	33,601	1,404,801	661
Total comprehensive income (loss) for the year
Loss for the year	(220,240)					(218,412)			(218,412)	(1,828)
Other comprehensive income (loss)
Foreign currency translation differences	(1,915)							(1,896)	(1,896)	(19)
Net change in fair value of available-for-sale financial assets	2,280				2,280				2,280
Remeasurement of defined benefit (asset) liability	(422)					(422)			(422)
Other comprehensive income (loss) for the year, net of tax	(57)				2,280	(422)		(1,896)	(38)	(19)
Total comprehensive loss for the year	(220,297)				2,280	(218,834)		(1,896)	(218,450)	(1,847)
Contributions by owners
Share-based payment	44,860						44,874		44,874	(14)
Issue of ordinary shares on exercise of share based awards	46	1	27,462				(27,417)		46
Transfer to accumulated deficit on expiry of share based awards						63	(63)
Total contributions by owners	370,767	6	353,318			63	17,394		370,781	(14)
Issue of ordinary shares in placement offering (refer note 26)	325,861	5	325,856						325,861
Changes in ownership interests in subsidiaries that do not result in a loss of control
Contribution by non-controlling interests	3,000					1,502			1,502	1,498
Total changes in ownership interests in Subsidiaries	3,000					1,502			1,502	1,498
Total transactions with owners	373,767	6	353,318			1,565	17,394		372,283	1,484
Ending balance at Mar. 31, 2018	$ 1,558,932	$ 52	$ 1,960,691		$ 3,232	$ (515,850)	$ 78,804	$ 31,705	$ 1,558,634	$ 298